UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-10407

Master Portfolio Trust
(Exact name of registrant as specified in charter)

55 Water Street, New York, NY 10041
(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.
Legg Mason & Co., LLC
100 First Stamford Place
Stamford, CT 06902
(Name and address of agent for service)

Registrant’s telephone number, including area code:

Funds Investor Services 1-800-822-5544
or
Institutional Shareholder Services 1-888-425-6432

Date of fiscal year end: August 31
Date of reporting period: August 31, 2009

ITEM 1. REPORT TO STOCKHOLDERS.

The Annual Report to Stockholders is filed herewith.

Schedule of investments
August 31, 2009

LIQUID RESERVES PORTFOLIO
FACE AMOUNT	SECURITY	VALUE

SHORT-TERM INVESTMENTS—99.9%

	Certificates of Deposit—22.8%
$200,000,000	Banco Bilbao Vizcaya, 0.700% due 12/2/09	$200,000,000
200,000,000	Bank of America N.A., 0.980% due 11/10/09	200,000,000
	Bank of Montreal:
275,000,000	1.059% due 9/15/09(a)	275,000,000
300,000,000	0.220% due 9/30/09	300,000,000
	Bank of Nova Scotia:
260,000,000	0.490% due 12/16/09	260,000,000
135,000,000	0.400% due 1/11/10	135,000,000
115,000,000	1.150% due 5/7/10	115,000,000
200,000,000	0.900% due 6/4/10	200,000,000
300,000,000	Bank of Tokyo Mitsubishi, 0.500% due 2/18/10	300,000,000
	Barclays Bank PLC:
300,000,000	0.790% due 1/20/10	300,000,000
150,000,000	0.710% due 2/5/10	150,000,000
	BNP Paribas NY Branch:
250,000,000	1.100% due 10/19/09	250,000,000
100,000,000	0.500% due 12/18/09	100,000,000
275,000,000	0.460% due 1/19/10	275,000,000
150,000,000	0.420% due 2/16/10	150,000,000
100,000,000	Canadian Imperial Bank, 0.300% due 11/2/09	100,000,000
290,000,000	Citibank N.A., 0.310% due 11/23/09	290,000,000
	Credit Suisse NY:
200,000,000	1.925% due 4/23/10	200,000,000
300,000,000	0.491% due 7/29/10(a)	300,000,000
	Deutsche Bank AG NY:
500,000,000	0.500% due 1/4/10	500,000,000
350,000,000	0.400% due 1/8/10	350,000,000
155,000,000	Istituto Bancario SA, 0.599% due 8/20/10(a)	155,000,000
	Nordea Bank Finland PLC:
200,000,000	1.650% due 1/13/10	200,000,000
100,000,000	1.850% due 5/4/10	100,006,681
92,500,000	1.210% due 5/20/10	92,825,414
	Rabobank Nederland NY:
100,000,000	0.360% due 11/9/09	100,003,829
100,000,000	0.550% due 11/30/09	100,000,000
	Royal Bank of Canada:
100,000,000	0.285% due 9/4/09	100,000,042
300,000,000	1.000% due 9/9/09	300,000,000
150,000,000	0.400% due 1/11/10	150,000,000
150,000,000	Societe Generale NY, 0.372% due 5/5/11(a)	150,000,000
	Svenska Handelsbanken NY:
250,000,000	0.855% due 11/4/09	250,004,426
300,000,000	0.513% due 7/23/10(a)	300,013,356
	Toronto Dominion Bank NY:
250,000,000	1.000% due 9/30/09	250,000,000

See Notes to Financial Statements.

32 | Liquid Reserves Portfolio 2009 Annual Report

LIQUID RESERVES PORTFOLIO
FACE AMOUNT	SECURITY	VALUE

	Certificates of Deposit—22.8% continued
$250,000,000	1.750% due 10/13/09	$250,000,000
	UBS AG Stamford Branch:
225,000,000	0.760% due 11/23/09	225,002,587
275,000,000	1.350% due 12/4/09	275,000,000

	Total Certificates of Deposit	7,947,856,335

	Certificates of Deposit (Euro)—4.7%
100,000,000	Commonwealth Bank, 0.500% due 12/17/09	100,000,000
	Credit Agricole SA:
125,000,000	0.500% due 10/5/09	124,999,994
200,000,000	0.500% due 1/22/10	200,000,000
275,000,000	0.850% due 3/12/10	275,000,000
	HSBC Bank PLC:
125,000,000	0.985% due 11/5/09	125,001,123
225,000,000	0.400% due 1/13/10	225,000,000
	ING Bank:
225,000,000	0.710% due 11/6/09	225,004,115
350,000,000	0.730% due 11/12/09	350,006,979

	Total Certificates of Deposit (Euro)	1,625,012,211

	Commercial Paper—26.9%
	ANZ National International Ltd.:
100,000,000	0.602% due 11/20/09(b)(c)	99,866,667
100,000,000	0.501% due 12/3/09(b)(c)	99,870,833
100,000,000	0.461% due 1/25/10(b)(c)	99,813,444
100,000,000	0.431% due 2/8/10(b)(c)	99,808,889
150,000,000	0.441% due 2/10/10(b)(c)	149,703,000
100,000,000	0.512% due 5/14/10(b)(c)	99,638,750
295,809,000	Automatic Data Processing, 0.180% due 9/1/09(b)(c)	295,809,000
360,000,000	Bank of America Corp., 0.200% due 9/1/09(b)	360,000,000
	BNZ International Funding Ltd.:
100,000,000	0.300% due 10/27/09(b)(c)	99,953,333
150,000,000	1.060% due 11/12/09(b)(c)	149,682,000
175,000,000	0.401% due 2/8/10(b)(c)	174,688,889
290,000,000	0.401% due 2/16/10(b)(c)	289,458,668
	Caisse D’amortissement:
700,000,000	0.501% due 12/10/09(b)	699,027,777
100,000,000	0.531% due 12/28/09(b)	99,826,278
100,000,000	CBA (Delaware) Finance Inc., 0.542% due 11/30/09(b)	99,865,000
	Commerzbank U.S. Finance:
575,000,000	0.601% due 9/10/09(b)	574,913,750
117,500,000	0.440% due 11/12/09(b)	117,396,600
100,000,000	0.430% due 11/20/09(b)	99,904,444
	Danske Corp.:
150,000,000	1.313% due 10/20/09(b)(c)	149,734,584
300,000,000	0.501% due 1/19/10(b)(c)	299,416,667

See Notes to Financial Statements.

Liquid Reserves Portfolio 2009 Annual Report | 33

Schedule of investments continued
August 31, 2009

LIQUID RESERVES PORTFOLIO
FACE AMOUNT	SECURITY	VALUE

	Commercial Paper—26.9% continued
	HSBC Americas Inc.:
$200,000,000	0.210% due 9/4/09(b)	$199,996,500
150,000,000	0.200% due 9/11/09(b)	149,991,666
	JPMorgan Chase Funding Inc.:
125,000,000	0.230% due 9/21/09(b)(c)	124,984,027
450,000,000	0.491% - 0.501% due 10/19/09(b)(c)	449,701,333
185,000,000	0.280% due 11/4/09(b)(c)	184,907,911
	Pfizer Inc.:
66,000,000	0.330% due 12/3/09(b)(c)	65,943,735
47,800,000	0.330% due 12/7/09(b)(c)	47,757,498
225,000,000	Rabobank USA Finance Corp., 0.803% due 10/30/09(b)	224,705,000
500,000,000	San Paolo U.S. Financial Co., 0.150% due 9/1/09(b)	500,000,000
	Santander Central Hispano:
170,000,000	0.501% due 11/18/09(b)	169,815,833
150,000,000	0.602% due 11/30/09(b)	149,775,000
	Societe Generale N.A.:
250,000,000	0.803% due 11/12/09(b)	249,600,000
100,000,000	0.532% due 1/20/10(b)	99,792,417
200,000,000	0.552% due 2/2/10(b)	199,529,444
	State Street Boston:
225,000,000	0.200% due 9/11/09(b)	224,987,500
75,000,000	0.200% due 9/25/09(b)	74,990,000
	Swedish Export Credit:
325,000,000	0.541% due 12/17/09(b)	324,478,375
100,000,000	0.541% due 12/18/09(b)	99,838,000
125,000,000	Total Capital, 0.160% due 9/1/09(b)(c)	125,000,000
	UBS Finance Delaware LLC:
265,000,000	0.190% due 9/1/09(b)	265,000,000
275,000,000	0.551% due 10/22/09(b)	274,785,729
250,000,000	Unicredit Delaware, 0.621% due 12/21/09(b)(c)	249,522,084
500,000,000	Wells Fargo & Co., 0.150% due 9/1/09(b)	500,000,000
	Westpac Banking Corp.:
100,000,000	0.340% due 9/14/09(b)(c)	99,987,722
137,500,000	0.401% due 2/5/10(b)(c)	137,260,139

	Total Commercial Paper	9,350,728,486

	Corporate Bonds & Notes—5.4%
300,000,000	Bank of America N.A., 1.397% due 10/2/09(a)(c)	300,000,000
	Commonwealth Bank of Australia:
150,000,000	0.697% due 7/1/10(a)(c)	150,000,000
100,000,000	0.491% due 8/27/10(a)(c)	100,000,000
275,000,000	Nordea Bank AB, 0.872% due 10/23/09(a)(c)	275,000,000
	Rabobank Nederland NV:
225,000,000	0.684% due 10/9/09(a)(c)	224,998,717
225,000,000	0.440% due 8/16/10(a)(c)	225,000,000
150,000,000	Royal Bank of Canada, 0.760% due 10/15/09(a)(c)	150,000,000

See Notes to Financial Statements.

34 | Liquid Reserves Portfolio 2009 Annual Report

LIQUID RESERVES PORTFOLIO
FACE AMOUNT	SECURITY	VALUE

	Corporate Bonds & Notes—5.4% continued
$201,000,000	Royal Bank of Scotland PLC, 1.029% due 10/9/09(a)(c)	$201,000,000
250,000,000	Westpac Banking Corp., 0.440% due 8/13/10(a)(c)	249,972,747

	Total Corporate Bonds & Notes	1,875,971,464

	FDIC Backed Bonds & Notes—0.6%
201,000,000	Bank of America N.A., 0.422% due 2/5/10(a)	201,000,000

	Medium-Term Notes—1.6%
150,000,000	HSBC USA Inc., 0.925% due 10/15/09(a)	150,000,000
100,000,000	ING USA Global Funding Trust, 1.080% due 9/18/09(a)	100,000,000
330,000,000	Kreditanstalt Fur Wiederaufbau International Finance Inc.,
	0.554% due 1/21/10(a)	330,000,000

	Total Medium-Term Notes	580,000,000

	Supranationals/Sovereigns—2.2%
184,000,000	Inter-American Development Bank, 0.401% due 2/19/10(a)	184,000,000
309,000,000	International Bank for Reconstruction & Development,
	0.441% due 2/1/10(a)	309,000,000
	Sweden (Kingdom of):
75,000,000	0.826% due 3/17/10(b)(c)	74,663,458
200,000,000	0.826% due 3/18/10(b)(c)	199,098,001

	Total Supranationals/Sovereigns	766,761,459

	Time Deposits—12.7%
450,000,000	Bank of Montreal, 0.160% due 9/1/09	450,000,000
510,984,000	Barclays Bank PLC NY, 0.180% due 9/1/09	510,984,000
300,000,000	BNP Paribas Grand Cayman, 0.170% due 9/1/09	300,000,000
450,000,000	Calyon Grand Cayman, 0.190% due 9/1/09	450,000,000
765,000,000	Citibank U.S., 0.210% due 9/1/09	765,000,000
260,000,000	Commerzbank Grand Cayman, 0.190% due 9/1/09	260,000,000
250,000,000	Danske Bank London, 0.240% due 9/1/09	250,000,000
236,076,000	National Bank of Canada, 0.180% due 9/1/09	236,076,000
375,000,000	Nordea Bank Sweden, 0.180% due 9/1/09	375,000,000
165,000,000	Rabobank International Grand Cayman, 0.160% due 9/1/09	165,000,000
300,000,000	Royal Bank of Canada NY, 0.170% due 9/1/09	300,000,000
350,000,000	Societe Generale Grand Cayman, 0.180% due 9/1/09	350,000,000

	Total Time Deposits	4,412,060,000

	U.S. Government Agencies—10.1%
300,000,000	Federal Home Loan Bank (FHLB), Bonds, 0.181% due 12/28/09(a)	299,956,733
	Federal Home Loan Mortgage Corp. (FHLMC):
	Discount Notes:
200,000,000	0.877% due 1/8/10(b)(d)	199,376,500
197,100,000	1.010% due 2/5/10(b)(d)	196,240,425
	Notes:
400,000,000	0.410% due 7/12/10(a)(d)	400,000,000
225,000,000	0.405% due 7/14/10(a)(d)	224,984,712
298,000,000	0.314% due 9/3/10(a)(d)	297,909,957
120,000,000	0.389% due 5/4/11(a)(d)	120,106,240

See Notes to Financial Statements.

Liquid Reserves Portfolio 2009 Annual Report | 35

Schedule of investments continued
August 31, 2009

LIQUID RESERVES PORTFOLIO
FACE AMOUNT	SECURITY	VALUE

	U.S. Government Agencies—10.1% continued
	Federal National Mortgage Association (FNMA):
$300,000,000	Discount Notes, 0.321% due 1/14/10(b)(d)	$299,640,000
	Notes:
336,750,000	0.380% due 9/3/09(a)(d)	336,750,000
180,000,000	0.370% due 10/7/09(a)(d)	179,997,280
200,000,000	0.454% due 1/21/10(a)(d)	200,000,000
199,215,000	3.100% due 2/4/10(d)	200,941,530
250,000,000	0.394% due 2/8/10(a)(d)	249,977,122
155,000,000	0.422% due 8/5/10(a)(d)	154,930,320
150,000,000	0.334% due 5/13/11(a)(d)	149,974,562

	Total U.S. Government Agencies	3,510,785,381

	U.S. Treasury Bills—5.4%
	U.S. Treasury Bills:
550,000,000	0.145% due 9/10/09(b)	549,980,062
135,000,000	0.170% due 9/24/09(b)	134,985,338
500,000,000	0.185% due 10/15/09(b)	499,886,945
76,425,000	0.185% due 10/22/09(b)	76,404,970
200,000,000	0.326% due 12/24/09(b)	199,794,166
427,000,000	0.675% - 0.705% due 3/11/10(b)	425,446,003

	Total U.S. Treasury Bills	1,886,497,484

	U.S. Treasury Notes—1.5%
512,400,000	U.S. Treasury Notes, 1.750% due 3/31/10	515,380,917

	Repurchase Agreement—6.0%
2,100,000,000	Interest in $2,100,000,000 joint tri-party repurchase agreement,
	0.210% due 9/1/09 dated 8/31/09 with Barclays Capital Inc.,
	Proceeds at maturity—$2,100,012,250; (Fully collateralized by
	U.S. government obligations, 0.000% to 2.750% due 2/18/10
	to 2/15/19; Market value—$2,142,000,058)	2,100,000,000

	TOTAL INVESTMENTS—99.9% (Cost—$34,772,053,737#)	34,772,053,737
	Other Assets in Excess of Liabilities—0.1%	25,331,465

	TOTAL NET ASSETS—100.0%	$34,797,385,202

(a)	Variable rate security. Interest rate disclosed is that which is in effect at August 31, 2009.

(b)	Rate shown represents yield-to-maturity.

(c)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted.

(d)	On September 7, 2008, the Federal Housing Finance Agency placed Fannie Mae (FNMA) and Freddie Mac (FHLMC) into conservatorship.

#	Aggregate cost for federal income tax purposes is substantially the same.

See Notes to Financial Statements.

36 | Liquid Reserves Portfolio 2009 Annual Report

Statement of assets and liabilities

Liquid Reserves Portfolio
August 31, 2009

ASSETS:
Investments, at value	$34,772,053,737
Cash	29
Interest receivable	28,493,445
Total Assets	34,800,547,211
LIABILITIES:
Investment management fee payable	2,906,859
Trustees’ fees payable	46,150
Accrued expenses	209,000
Total Liabilities	3,162,009
TOTAL NET ASSETS	$34,797,385,202
REPRESENTED BY:
Paid-in-capital	$34,797,385,202

See Notes to Financial Statements.

Liquid Reserves Portfolio 2009 Annual Report | 37

Statement of operations

Liquid Reserves Portfolio
For the Year Ended August 31, 2009

INVESTMENT INCOME:
Interest	$550,014,850
EXPENSES:
Investment management fee (Note 2)	30,996,277
Legal fees	649,605
Trustees’ fees	488,364
Insurance	333,780
Custody fees	142,032
Audit and tax	54,150
Miscellaneous expenses	26,314
Total Expenses	32,690,522
Less: Fee waivers and/or expense reimbursements (Note 2)	(1,694,656)
Net Expenses	30,995,866
NET INVESTMENT INCOME	519,018,984
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS (NOTES 1 AND 3):
Net Realized Gain (Loss) From:
Investment transactions	(878,469,286)
Net increase from payment by affiliate under the Capital Support Agreements (Note 3)	889,082,827
Net Realized Gain	10,613,541
Change in Net Unrealized Appreciation/Depreciation From:
Investments on certain Structured Investment Vehicles (Note 3)	550,083,118
Capital Support Agreements (Note 3)	(402,485,597)
Net Unrealized Appreciation/Depreciation	147,597,521
NET GAIN ON INVESTMENTS	158,211,062
INCREASE IN NET ASSETS FROM OPERATIONS	$677,230,046

See Notes to Financial Statements.

38 | Liquid Reserves Portfolio 2009 Annual Report

Statements of changes in net assets

Liquid Reserves Portfolio

FOR THE YEARS ENDED AUGUST 31,	2009	2008

OPERATIONS:
Net investment income	$519,018,984	$1,869,328,178
Net realized gain (loss)	10,613,541	(12,322,869)
Change in net unrealized appreciation/depreciation	147,597,521	(147,597,521)

Increase in Net Assets From Operations	677,230,046	1,709,407,788

CAPITAL TRANSACTIONS:
Proceeds from contributions	76,815,121,758	152,547,566,033
Value of withdrawals	(97,066,815,677)	(150,530,100,014)

Increase (Decrease) in Net Assets From Capital Transactions	(20,251,693,919)	2,017,466,019

INCREASE (DECREASE) IN NET ASSETS	(19,574,463,873)	3,726,873,807

NET ASSETS:
Beginning of year	54,371,849,075	50,644,975,268

End of year	$34,797,385,202	$54,371,849,075

See Notes to Financial Statements.

Liquid Reserves Portfolio 2009 Annual Report | 39

Financial highlights

Liquid Reserves Portfolio

FOR THE YEARS ENDED AUGUST 31:

	2009	2008	2007	2006	2005

NET ASSETS, END OF YEAR (MILLIONS)	$34,797	$54,372	$50,645	$32,230	$44,789

Total return[1]	1.57%[2]	4.00%[2]	5.40%	4.53%	2.54%

RATIOS TO AVERAGE NET ASSETS:
Gross expenses	0.11%	0.11%	0.10%[3]	0.12%	0.17%
Net expenses[4,5]	0.10	0.08 [6]	0.09 [3,6]	0.09 [6]	0.10 [6]
Net investment income	1.67	3.97	5.26	4.33	2.57

[1]

Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[2]	If the Portfolio had not entered into the Letter and Capital Support Agreements, the total return would have been lower.

[3]

Included in the expense ratios are certain non-recurring restructuring (and reorganization, if applicable) fees that were incurred by the Portfolio during the period. Without these fees, the gross and net expense ratios would have been the same.

[4]	As a result of a voluntary expense limitation, the ratio of expenses, other than interest, brokerage, taxes and extraordinary expenses, to average net assets of the Portfolio will not exceed 0.10%.

[5]	Reflects fee waivers and/or expense reimbursements.

[6]	The impact to the expense ratio was less than 0.01% as a result of fees paid indirectly.

See Notes to Financial Statements.

40 | Liquid Reserves Portfolio 2009 Annual Report

Notes to financial statements

1. Organization and significant accounting policies

Liquid Reserves Portfolio (the “Portfolio”) is a separate investment series of Master Portfolio Trust (the “Trust”). The Trust, a Maryland business trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as open-end management investment company. The Declaration of Trust permits the Trustees to issue beneficial interests in the Portfolio. At August 31, 2009, all investors in the Portfolio were funds advised or administered by the manager of the Portfolio and/or its affiliates.

The following are significant accounting policies consistently followed by the Portfolio and are in conformity with U.S. generally accepted accounting principles (“GAAP”). Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ. Subsequent events have been evaluated through October 26, 2009, the issuance date of the financial statements.

(a) Investment valuation. Money market instruments are valued at amortized cost, in accordance with Rule 2a-7 under the Investment Company Act of 1940 (the “1940 Act”), which approximates market value. This method involves valuing portfolio securities at their cost and thereafter assuming a constant amortization to maturity of any discount or premium. The Portfolio’s use of amortized cost is subject to its compliance with certain conditions as specified by Rule 2a-7 of the 1940 Act.

The Portfolio has adopted Statement of Financial Accounting Standards No. 157 (“FAS 157”). FAS 157 establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Portfolio’s investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The Portfolio uses valuation techniques to measure fair value that are consistent with the market approach, income approach and/or cost approach, depending on the type of the security and the particular circumstance.

Liquid Reserves Portfolio 2009 Annual Report | 41

Notes to financial statements continued

The following is a summary of the inputs used in valuing the Portfolio’s assets carried at fair value:

DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Short-term investments†	—	$34,772,053,737	—	$34,772,053,737

† See Schedule of Investments for additional detailed categorizations.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value):

INVESTMENTS IN SECURITIES	COMMERCIAL PAPER	MEDIUM-TERM NOTES	CAPITAL SUPPORT AGREEMENT	TOTAL
Balance as of August 31, 2008	$139,022,585	$1,053,760,208	$550,000,000	$1,742,782,793
Accrued premiums/discounts	—	—	—	—
Realized gain/(loss)[1]	242,869,733	654,420,426	(889,082,827)	8,207,332
Change in unrealized appreciation (depreciation)[2]	196,737,974	353,345,144	(402,485,597)	147,597,521
Net purchases (sales)	(336,262,826)	(1,414,810,417)		(1,751,073,243)
Transfers in and/or out of Level 3	(242,367,466)	(646,715,361)	741,568,424	(147,514,403)
Balance as of August 31, 2009	—	—	—	—
Net unrealized appreciation (depreciation) for investments in securities still held at August 31, 2009[2]	—	—	—	—

[1]	This amount is included in net realized gain (loss) from investment transactions in the accompanying Statement of Operations.

[2]

This amount is included in the change in net unrealized appreciation (depreciation) in the accompanying Statement of Operations. Change in unrealized appreciation (depreciation) includes net unrealized appreciation (depreciation) resulting from changes in investment values during the reporting period and the reversal of previously recorded unrealized appreciation (depreciation) when gains or losses are realized.

(b) Interest income and expenses. Interest income consists of interest accrued and discount earned (including both original issue and market discount adjusted for amortization of premium) on the investments of the Portfolio. Expenses of the Portfolio are accrued daily. The Portfolio bears all costs of its operations other than expenses specifically assumed by the manager.

(c) Repurchase agreements. When entering into repurchase agreements, it is the Portfolio’s policy that its custodian or a third party custodian take possession of the underlying collateral securities, the market value of which, at all times, at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market daily to ensure the adequacy of the collateral. If the seller defaults and the market value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Portfolio may be delayed or limited.

42 | Liquid Reserves Portfolio 2009 Annual Report

(d) Credit and market risk. Investments in structured securities, which are collateralized by residential real estate mortgages and are subject to certain credit and liquidity risks. When market conditions result in an increase in default rates of the underlying mortgages and the foreclosure values of underlying real estate properties are materially below the outstanding amount of these underlying mortgages, collection of the full amount of accrued interest and principal on these investments may be doubtful. Such market conditions may significantly impair the value and liquidity of these investments and may result in a lack of correlation between their credit ratings and values.

(e) Fees paid indirectly. The Portfolio’s custody fees are reduced according to a fee arrangement, which provides for a reduction based on the level of cash deposited with the custodian by the Portfolio.

(f) Income taxes. The Portfolio is classified as a partnership for Federal income tax purposes. As such, each investor in the Portfolio is treated as owner of its proportionate share of the net assets, income, expenses and realized and unrealized gains and losses of the Portfolio. Therefore, no Federal income tax provision is required. It is intended that the Portfolio’s assets will be managed so an investor in the Portfolio can satisfy the requirements of subchapter M of the Internal Revenue Code.

Management has analyzed the Portfolio’s tax positions taken on federal income tax returns for all open tax years and has concluded that as of August 31, 2009, no provision for income tax would be required in the Portfolio’s financial statements. The Portfolio’s federal and state income tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by Internal Revenue Service and state departments of revenue.

(g) Other. Purchases, maturities and sales of money market instruments are accounted for on the date of the transaction. Realized gains and losses are calculated on the identified cost basis.

2. Investment management agreement and other transactions with affiliates

Legg Mason Partners Fund Advisor, LLC (“LMPFA”) is the Portfolio’s investment manager and Western Asset Management Company (“Western Asset”) is the Portfolio’s subadviser. LMPFA and Western Asset are wholly-owned subsidiaries of Legg Mason, Inc. (“Legg Mason”).

Under the investment management agreement, the Portfolio pays an investment management fee, calculated daily and paid monthly, at an annual rate of 0.10% of the Portfolio’s average daily net assets.

LMPFA provides administrative and certain oversight services to the Portfolio. LMPFA delegates to the subadviser the day-to-day portfolio management of the

Liquid Reserves Portfolio 2009 Annual Report | 43

Notes to financial statements continued

Portfolio. For its services, LMPFA pays Western Asset 70% of the net management fee it receives from the Portfolio.

During the year ended August 31, 2009, the Portfolio had a voluntary expense limitation in place of 0.10% of the Portfolio’s average daily net assets.

During the year ended August 31, 2009, LMPFA waived a portion of its fee in the amount of $1,694,656.

The manager is permitted to recapture amounts previously voluntarily forgone or reimbursed by the manager to the Portfolio during the same fiscal year if the Portfolio’s total annual operating expenses have fallen to a level below the voluntary fee waiver/reimbursement (“expense cap”). In no case will the manager recapture any amount that would result, on any particular business day of the Portfolio, in the Portfolio’s total annual operating expenses exceeding the expense cap.

Certain officers and one Trustee of the Trust are employees of Legg Mason or its affiliates and do not receive compensation from the Trust.

3. Credit arrangements for certain holdings

The Portfolio was provided or entered into certain credit support arrangements for certain of its portfolio holdings. As a result, the aggregate market value of the Portfolio’s holdings increased during the period that the Credit Support Agreements were in place. During the fiscal year, Legg Mason (“LM”) and the Portfolio entered into transactions which resolved the Credit Support Agreements and resulted in the acquisition by LM of certain Portfolio holdings. These arrangements and transactions are described below.

(a) On March 4, 2008, the Portfolio was provided a Standby Letter of Credit (“LOC”) by Citibank, N.A. (“Citibank”) for an aggregate amount not to exceed $150 million. Citibank at the time had a First Tier credit rating.

Under the terms of the LOC, which terminated no later than March 3, 2009, the Portfolio was able to draw upon the LOC if (i) a loss is realized from a sale or other disposition of commercial paper or other securities held by the Portfolio that were issued by Cheyne Finance LLC (the “Securities”), (ii) the Securities restructured into new debt and there is a shortfall in what was received as compared to the amortized cost of the original Securities (iii) all or any portion of the Securities remained outstanding on the business day immediately prior to March 4, 2009; and/or (iv) the short term credit rating of Citibank was downgraded causing its LOC obligation to no longer qualify as a First Tier Security under Rule 2a-7.

The Portfolio also entered into a separate, but related Letter Agreement with LM. Under the terms of the Letter Agreement, the Portfolio would terminate the LOC if (i) all of the Securities were sold or otherwise disposed of without the Portfolio realizing a loss or the Portfolio had drawn on the LOC in an aggregate

44 | Liquid Reserves Portfolio 2009 Annual Report

amount equal to such losses; (ii) all of the Securities have been restructured into new debt rated or at least A-1 or P-1 (or the equivalent) by S&P or Moody’s and that were eligible to be held under Rule 2a-7; (iii) the Portfolio had been repaid in full in respect of all of the Securities or (iv) the Securities were rated at least A-1 or P-1 (or the equivalent) by S&P or Moody’s. The Letter Agreement also provided that: the Portfolio must pay to LM the excess of amounts received by the Portfolio above amounts due to the Portfolio on the Securities, net of draws, either from a cash payment or a restructuring if, after the LOC was drawn and on or after termination of the LOC; and during the term of the LOC, LM has the option to purchase the securities from the Portfolio under various circumstances at a price that is the greater of amortized cost or marker value. Another provision provided for transfer of the Securities to LM if the amounts drawn on the LOC equal or exceeded the amortized cost the Securities then outstanding at the end of the LOC term.

(b) On March 31, 2008, the Portfolio entered into five Capital Support Agreements (“CSAs”) with LM, each CSA having been with one of its wholly owned subsidiaries LM Capital Company, LLC, LM Capital Support I, LLC, LM Capital Support II, LLC, LM Capital Support III, LLC and LM Capital Support IV, LLC, (collectively, LM). Three of the CSAs provided support in the maximum amounts of $100,000,000, $100,000,000 and $50,000,000, respectively, for the Portfolio’s holdings of Axon Financial Funding LLC. Two of the CSAs provided support in the maximum amounts of $75,000,000 each, for the Portfolio’s holding of Issuer Entity LLC. Each of the five LM subsidiaries established a segregated account at the Portfolio’s custodian bank to secure LM’s obligations under the respective CSAs.

Under the terms of each CSA the Portfolio would have been paid a capital contribution, up to the maximum amount committed in the CSA, if (i) a loss was realized from a sale of the subject securities (collectively with any securities received in exchange therefore, or as replacements thereof that did not qualify as “Eligible Securities” under Rule 2a-7(a)(10), “Eligible Notes”); (ii) a loss results upon final payment on the Eligible Notes; (iii) a court ordered a discharge of the Eligible Notes issuer from liability that provided for payments that would have resulted in a loss; or (iv) a loss occurred in connection with an exchange for or replacement with Eligible Securities as defined in Rule 2a-7(a)(10).

The CSAs were to terminate no later than March 31, 2009 and required the Portfolio to promptly sell any Eligible Notes it held on the immediately preceding business day. The CSAs also permitted LM to purchase the Eligible Notes under certain circumstances at a price which was the greater of amortized cost or market value.

On July 17, 2008, a restructuring of Cheyne Finance LLC occurred, in which the Portfolio realized a loss of $147,514,403. This loss was offset by the CSAs, and was a non-cash event.

Liquid Reserves Portfolio 2009 Annual Report | 45

Notes to financial statements continued

On September 18, 2008, the CSAs described above in connection with the Portfolio’s holdings of Axon Financial Funding LLC and Issuer Entity LLC were amended to $500,000,000 and $250,000,000 increasing the amounts of support available to the Portfolio.

On December 1, 2008, the Letter Agreement and CSAs described above in connection with the Portfolio’s holdings of Gryphon Funding Ltd. (formerly known as Cheyne Finance LLC), Axon Financial Funding LLC and Issuer Entity LLC were amended to increase the amount of support available to the Portfolio to $285,000,000, $650,000,000 and $275,000,000, respectively.

On December 11, 2008, subsequent to Board approval, LM purchased $1,030,468,704 of Axon Financial Funding LLC from the Portfolio at amortized cost (a price in excess of the securities’ current fair value on that date). The excess of sale price over the current fair market value amounted to $552,743,413. On December 11, 2008, the three CSAs that provide support for the Portfolio’s holdings of Axon Financial Funding LLC dated March 31, 2008, as amended, were terminated in accordance with their terms.

On March 4, 2009, subsequent to Board approval, LM purchased par value of $2,948,127 of Cheyne Finance LLC, $424,061,136 of Gryphon Funding LLC and $332,757,577 of Issuer Entity LLC from the Portfolio at amortized cost of $2,948,127, $246,464,332 and $321,463,942 for Cheyne Finance LLC, Gryphon Funding LLC and Issuer Entity LLC, respectively (a price in excess of the securities’ current fair value of $152,492,384 for Gryphon Funding LLC and $79,096,476 for Issuer Entity LLC on that date). The excess of sales price over the current fair market value amounted to $93,971,948 for Gryphon Funding LLC and $242,367,466 for Issuer Entity LLC and is reflected in the Statement of Operations as a component of realized loss on investments and as a net increase from payment by affiliates under the Capital Support Agreements.

On March 9, 2009, the Letter of Credit and the Letter Agreement dated March 4, 2008, as amended, and the two CSA’s dated March 31, 2008, as amended, were terminated in accordance with their terms without exercising or drawing down on the credit arrangements.

Additionally, on March 4, 2009, subsequent to Board approval, LM purchased $164,420,793 of Atlantic East Funding LLC and $59,155,709 of White Pine Finance LLC at the fair market value of the securities as determined by the Board of Trustees.

4. Derivative instruments and hedging activities

Financial Accounting Standards Board Statement of Financial Accounting Standards No. 161, “Disclosure about Derivative Instruments and Hedging Activities,” requires enhanced disclosure about an entity’s derivative and hedging activities.

46 | Liquid Reserves Portfolio 2009 Annual Report

During the year ended August 31, 2009, the Portfolio did not invest in Swaps, Options or Futures and does not have any intention to do so in the future.

5. Legal matters

Beginning in May 2004, class action lawsuits alleging violations of the federal securities laws were filed against Citigroup Global Markets Inc. (“CGM”), a former distributor of the Fund and other affiliated funds (collectively, the “Funds”) and a number of its then affiliates, including Smith Barney Fund Management, LLC (“SBFM”) and Salomon Brothers Asset Management Inc (“SBAM”), which were then investment adviser or manager to certain of the Funds (the “Managers”), substantially all of the mutual funds then managed by the Managers (the “Defendant Funds”), and Board members of the Defendant Funds (collectively, the “Defendants”). The complaints alleged, among other things, that CGM created various undisclosed incentives for its brokers to sell Smith Barney and Salomon Brothers funds. In addition, according to the complaints, the Managers caused the Defendant Funds to pay excessive brokerage commissions to CGM for steering clients towards proprietary funds. The complaints also alleged that the Defendants breached their fiduciary duty to the Defendant Funds by improperly charging Rule 12b-1 fees and by drawing on fund assets to make undisclosed payments of soft dollars and excessive brokerage commissions. The complaints also alleged that the Defendant Funds failed to adequately disclose certain of the allegedly wrongful conduct. The complaints sought injunctive relief and compensatory and punitive damages, rescission of the Defendant Funds’ contracts with the Managers, recovery of all fees paid to the Managers pursuant to such contracts and an award of attorneys’ fees and litigation expenses.

On December 15, 2004, a consolidated amended complaint (the “Complaint”) was filed alleging substantially similar causes of action. On May 27, 2005, all of the Defendants filed motions to dismiss the Complaint. On July 26, 2006, the court issued a decision and order (1) finding that plaintiffs lacked standing to sue on behalf of the shareholders of the Funds in which none of the plaintiffs had invested and dismissing those Funds from the case (although stating that they could be brought back into the case if standing as to them could be established), and (2) other than one stayed claim, dismissing all of the causes of action against the remaining Defendants, with prejudice, except for the cause of action under Section 36(b) of the 1940 Act, which the court granted plaintiffs leave to replead as a derivative claim.

On October 16, 2006, plaintiffs filed their Second Consolidated Amended Complaint (“Second Amended Complaint”) which alleges derivative claims on behalf of nine funds identified in the Second Amended Complaint, under Section 36(b) of the 1940 Act, against CAM, SBAM and SBFM as investment advisers to the identified funds, as well as CGM as a distributor for the identified funds (collectively, the “Second Amended Complaint Defendants”). The Funds were not identified in the Second Amended Complaint. The Second Amended Complaint alleges no claims against any of the funds or any of their Board Members. Under Section 36(b), the Second

Liquid Reserves Portfolio 2009 Annual Report | 47

Notes to financial statements continued

Amended Complaint alleges similar facts and seeks similar relief against the Second Amended Complaint Defendants as the Complaint.

On December 3, 2007, the court granted the Defendants’ motion to dismiss, with prejudice. On January 2, 2008, the plaintiffs filed a notice of appeal to the Second Circuit Court of Appeals. The appeal was fully briefed and oral argument before the U.S. Court of Appeals for the Second Circuit took place on March 5, 2009. The parties currently are awaiting a decision from the U.S. Court of Appeals for the Second Circuit.

Additional lawsuits arising out of these circumstances and presenting similar allegations and requests for relief may be filed in the future.

* * *

Beginning in August 2005, five class action lawsuits alleging violations of federal securities laws and state law were filed against CGM and SBFM, (collectively, the “Defendants”) based on the May 31, 2005 settlement order issued against the Defendants by the U.S. Securities and Exchange Commission as described in previous reports. The complaints seek injunctive relief and compensatory and punitive damages, removal of SBFM as the investment manager for the Smith Barney family of funds, rescission of the funds’ management and other contracts with SBFM, recovery of all fees paid to SBFM pursuant to such contracts, and an award of attorneys’ fees and litigation expenses. The five actions were subsequently consolidated, and a consolidated complaint was filed.

On September 26, 2007, the United States District Court for the Southern District of New York issued an order dismissing the consolidated complaint and judgment was later entered. An appeal was filed with the U.S. Court of Appeals for the Second Circuit. After full briefing, oral argument before the U.S. Court of Appeals for the Second Circuit took place on March 4, 2009. The parties currently are awaiting a decision from the U.S. Court of Appeals for the Second Circuit.

6. Other matters

On or about May 30, 2006, John Halebian, a purported shareholder of Western Asset / CitiSM New York Tax Free Reserves (formerly known as CitiSM New York Tax Free Reserves), a series of Legg Mason Partners Money Market Trust, formerly a series of CitiFunds Trust III (the “Subject Trust”), filed a complaint in the United States District Court for the Southern District of New York against the independent trustees of the Subject Trust (Elliott J. Berv, Donald M. Carlton, A. Benton Cocanougher, Mark T. Finn, Stephen Randolph Gross, Diana R. Harrington, Susan B. Kerley, Alan G. Merten and R. Richardson Pettit).

The Subject Trust is also named in the complaint as a nominal defendant. The complaint alleges both derivative claims on behalf of the Subject Trust and class claims on behalf of a putative class of shareholders of the Subject Trust in connection with the 2005 sale of Citigroup’s asset management business to

48 | Liquid Reserves Portfolio 2009 Annual Report

Legg Mason and the related approval of new investment advisory agreements by the trustees and shareholders. In the derivative claim, the plaintiff alleges, among other things, that the independent trustees breached their fiduciary duty to the Subject Trust and its shareholders by failing to negotiate lower fees or seek competing bids from other qualified investment advisers in connection with Citigroup’s sale to Legg Mason. In the claims brought on behalf of the putative class of shareholders, the plaintiff alleges that the independent trustees violated the proxy solicitation requirements of the 1940 Act, and breached their fiduciary duty to shareholders, by virtue of the voting procedures, including “echo voting,” used to obtain approval of the new investment advisory agreements and statements made in a proxy statement regarding those voting procedures. The plaintiff alleges that the proxy statement was misleading because it failed to disclose that the voting procedures violated the 1940 Act. The relief sought includes an award of damages, rescission of the advisory agreement, and an award of costs and attorney fees.

In advance of filing the complaint, Mr. Halebian’s lawyers made written demand for relief on the Board of the Subject Trust, and the Board’s independent trustees formed a demand review committee to investigate the matters raised in the demand, and subsequently in the complaint, and recommend a course of action to the Board. The committee, after a thorough review, determined that the independent trustees did not breach their fiduciary duties as alleged by Mr. Halebian, and that the action demanded by Mr. Halebian would not be in the best interests of the Subject Trust. The Board of the Subject Trust (the trustee who is an “interested person” of the Subject Trust, within the meaning of the 1940 Act, having recused himself from the matter), after receiving and considering the committee’s report and based upon the findings of the committee, subsequently also determined and, adopting the recommendation of the committee, directed counsel to move to dismiss Mr. Halebian’s complaint. A motion to dismiss was filed on October 23, 2006. Opposition papers were filed on or about December 7, 2006. The complaint was dismissed on July 31, 2007. Mr. Halebian filed an appeal in the U.S. Court of Appeals for the Second Circuit. The appeal was fully briefed and oral arguments before the U.S. Court of Appeals for the Second Circuit took place on February 5, 2009. The parties currently are awaiting a decision from the U.S. Court of Appeals for the Second Circuit.

Liquid Reserves Portfolio 2009 Annual Report | 49

Report of independent registered public
accounting firm

The Board of Trustees and Investors
Master Portfolio Trust:

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Liquid Reserves Portfolio, a series of Master Portfolio Trust, as of August 31, 2009, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Portfolio’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

          We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of August 31, 2009, by correspondence with the custodian and broker. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

          In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Liquid Reserves Portfolio as of August 31, 2009, and the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.

New York, New York
October 26, 2009

50 | Liquid Reserves Portfolio 2009 Annual Report

Additional information (unaudited)
Information about Trustees and Officers

The business and affairs of Liquid Reserves Portfolio (the “Portfolio”) are managed under the direction of the Board of Trustees. The current Trustees, including the Trustees who are not “interested persons” (as defined in the Investment Company Act of 1940, as amended) of the fund (the “Independent Trustees”), and executive officers of the Fund, their years of birth, their principal occupations during at least the past five years (their titles may have varied during that period), the number of funds associated with Legg Mason the Trustees oversee, and other board memberships they hold are set forth below. The address of each Trustee is c/o R. Jay Gerken, 620 Eighth Avenue, New York, New York 10018.

The Statement of Additional Information includes additional information about Trustees and is available, without charge, upon request by calling 1-800-331-1792.

INDEPENDENT TRUSTEES
ELLIOTT J. BERV
Birth year	1943
Position(s) held with Fund[1]	Trustee
Term of office[1] and length of time served[2]	Since 1989
Principal occupation(s) during past five years	President and Chief Executive Officer, Catalyst (consulting) (since 1984); formerly, Chief Executive Officer, Rocket City Enterprises (media) (from 2000 to 2005)
Number of portfolios in fund complex over- seen by Trustee	59
Other board member- ships held by Trustee	Board Member, American Identity Corp. (doing business as Morpheus Technologies) (biometric information management) (since 2001)

A. BENTON COCANOUGHER
Birth year	1938
Position(s) held with Fund[1]	Trustee
Term of office[1] and length of time served[2]	Since 1991
Principal occupation(s) during past five years

Dean Emeritus and Professor, Texas A&M University (since 2004); formerly, Interim Chancellor, Texas A&M University System (from 2003 to 2004); formerly, Special Advisor to the President, Texas A&M University (from 2002 to 2003)

Number of portfolios in fund complex over- seen by Trustee	59
Other board member- ships held by Trustee	None

Liquid Reserves Portfolio | 51

Additional information (unaudited) continued
Information about Trustees and Officers

JANE F. DASHER
Birth year	1949
Position(s) held with Fund[1]	Trustee
Term of office[1] and length of time served[2]	Since 1999
Principal occupation(s) during past five years	Chief Financial Officer, Korsant Partners, LLC (a family investment company)
Number of portfolios in fund complex over- seen by Trustee	59
Other board member- ships held by Trustee	None

MARK T. FINN
Birth year	1943
Position(s) held with Fund[1]	Trustee
Term of office[1] and length of time served[2]	Since 1989
Principal occupation(s) during past five years

Adjunct Professor, College of William & Mary (since 2002); Principal/Member Balvan Partners (investment management) (since 2002); Chairman, Chief Executive Officer and Owner, Vantage Consulting Group, Inc. (investment management) (since 1988)

Number of portfolios in fund complex over- seen by Trustee	59
Other board member- ships held by Trustee	None

RAINER GREEVEN
Birth year	1936
Position(s) held with Fund[1]	Trustee
Term of office[1] and length of time served[2]	Since 1994
Principal occupation(s) during past five years	Attorney, Rainer Greeven PC; President and Director, 62nd Street East Corporation (real estate) (since 2002)
Number of portfolios in fund complex over- seen by Trustee	59
Other board member- ships held by Trustee	None

52 | Liquid Reserves Portfolio

STEPHEN R. GROSS
Birth year	1947
Position(s) held with Fund[1]	Trustee
Term of office[1] and length of time served[2]	Since 1986
Principal occupation(s) during past five years

Chairman, HLB Gross Collins, PC (accounting and consulting firm) (since 1979); Treasurer, Coventry Limited, Inc. (Senior Living Facilities) (since 1985); formerly, Managing Director, Fountainhead Ventures, LLC (technology accelerator) (from 1998 to 2003)

Number of portfolios in fund complex over- seen by Trustee	59
Other board member- ships held by Trustee	Director, Andersen Calhoun (assisted living) (since 1987); formerly, Director, ebank Financial Services, Inc. (from 1997 to 2004)

RICHARD E. HANSON, JR.
Birth year	1941
Position(s) held with Fund[1]	Trustee
Term of office[1] and length of time served[2]	Since 1985
Principal occupation(s) during past five years	Retired
Number of portfolios in fund complex over- seen by Trustee	59
Other board member- ships held by Trustee	None

DIANA R. HARRINGTON
Birth year	1940
Position(s) held with Fund[1]	Trustee
Term of office[1] and length of time served[2]	Since 1992
Principal occupation(s) during past five years	Professor, Babson College (since 1992)
Number of portfolios in fund complex over- seen by Trustee	59
Other board member- ships held by Trustee	None

Liquid Reserves Portfolio | 53

Additional information (unaudited) continued
Information about Trustees and Officers

SUSAN M. HEILBRON
Birth year	1945
Position(s) held with Fund[1]	Trustee
Term of office[1] and length of time served[2]	Since 1994
Principal occupation(s) during past five years	Independent Consultant (since 2001)
Number of portfolios in fund complex over- seen by Trustee	59
Other board member- ships held by Trustee	None

SUSAN B. KERLEY
Birth year	1951
Position(s) held with Fund[1]	Trustee
Term of office[1] and length of time served[2]	Since 1992
Principal occupation(s) during past five years	Investment Consulting Partner, Strategic Management Advisors, LLC (investment consulting) (since 1990)
Number of portfolios in fund complex over- seen by Trustee	59
Other board member- ships held by Trustee

Chairman (since 2005) and Trustee (since 2000), Eclipse Funds (3 funds); Chairman (since 2005) and Director (since 1990), Eclipse Funds Inc. (23 funds); Chairman and Director, ICAP Funds, Inc. (4 funds) (since 2006); Chairman and Trustee, The MainStay Funds (21 funds) (since 2007); and Chairman and Director, MainStay VP Series Fund, Inc. (24 funds) (since 2007)

ALAN G. MERTEN
Birth year	1941
Position(s) held with Fund[1]	Trustee
Term of office[1] and length of time served[2]	Since 1990
Principal occupation(s) during past five years	President, George Mason University (since 1996)
Number of portfolios in fund complex over- seen by Trustee	59
Other board member- ships held by Trustee

Director of Cardinal Financial Corporation (since 2006); Trustee, First Potomac Realty Trust (since 2005); formerly, Director, Xybernaut Corporation (information technology) (from 2004 to 2006); formerly, Director, Digital Net Holdings, Inc. (from 2003 to 2004); formerly, Director, Comshare, Inc. (information technology) (from 1985 to 2003)

54 | Liquid Reserves Portfolio

R. RICHARDSON PETTIT
Birth year	1942
Position(s) held with Fund[1]	Trustee
Term of office[1] and length of time served[2]	Since 1990
Principal occupation(s) during past five years	Formerly, Duncan Professor of Finance, University of Houston (from 1977 to 2006)
Number of portfolios in fund complex over- seen by Trustee	59
Other board member- ships held by Trustee	None
INTERESTED TRUSTEE
R. JAY GERKEN, CFA[3]
Birth year	1951
Position(s) held with Fund[1]	Trustee, President, Chairman and Chief Executive Officer
Term of office[1] and length of time served[2]	Since 2002
Principal occupation(s) during past five years

Managing Director of Legg Mason & Co., LLC (“Legg Mason”); Chairman of the Board and Trustee/Director of 148 funds associated with Legg Mason Partners Fund Advisor, LLC (“LMPFA”) and its affiliates; President LMPFA (since 2006); Chairman, President and Chief Executive Officer of certain mutual funds associated with Legg Mason and its affiliates; formerly, Chairman, Smith Barney Fund Management LLC (“SBFM”) and Citi Fund Management Inc. (“CFM”) (2002 to 2005); formerly, Chairman, President and Chief Executive Officer of Travelers Investment Adviser, Inc. (“TIA”) (from 2002 to 2005)

Number of portfolios in fund complex over- seen by Trustee	135
Other board member- ships held by Trustee	Trustee, Consulting Group Capital Market Funds (from 2002 to 2006)
OFFICERS
FRANCES M. GUGGINO Legg Mason 55 Water Street New York, NY 10041
Birth year	1957
Position(s) held with Fund[1]	Chief Financial Officer and Treasurer
Term of office[1] and length of time served[2]	Since 2004
Principal occupation(s) during past five years

Director of Legg Mason; Chief Financial Officer and Treasurer of certain mutual funds associated with Legg Mason; formerly, Controller of certain mutual funds associated with Citigroup Asset Management (“CAM”) (from 1999 to 2004)

Liquid Reserves Portfolio | 55

Additional information (unaudited) continued
Information about Trustees and Officers

TED P. BECKER Legg Mason 620 Eighth Avenue New York, NY 10018
Birth year	1951
Position(s) held with Fund[1]	Chief Compliance Officer
Term of office[1] and length of time served[2]	Since 2006
Principal occupation(s) during past five years

Director of Global Compliance at Legg Mason (since 2006); Chief Compliance Officer of LMPFA (since 2006); Managing Director of Compliance at Legg Mason (since 2005); Chief Compliance Officer with certain mutual funds associated with Legg Mason, LMPFA and certain affiliates (since 2006); formerly, Managing Director of Compliance at CAM or its predecessor (from 2002 to 2005)

JOHN CHIOTA Legg Mason 100 First Stamford Place Stamford, CT 06902
Birth year	1968
Position(s) held with Fund[1]	Chief Anti-Money Laundering Compliance Officer/Identify Theft Prevention Officer
Term of office[1] and length of time served[2]	Since 2006/2008
Principal occupation(s) during past five years

Identity Theft Prevention Officer with certain mutual funds associated with Legg Mason or its affiliates (since 2008); Chief Anti-Money Laundering Compliance Officer with certain mutual funds associated with Legg Mason or its affiliates (since 2006); Vice President of Legg Mason or its predecessor (since 2004); Prior to August 2004, Chief AML Compliance Officer with TD Waterhouse

ROBERT I. FRENKEL Legg Mason 100 First Stamford Place Stamford, CT 06902
Birth year	1954
Position(s) held with Fund[1]	Secretary and Chief Legal Officer
Term of office[1] and length of time served[2]	Since 2003
Principal occupation(s) during past five years

Managing Director and General Counsel of Global Mutual Funds for Legg Mason and its predecessors (since 1994); Secretary and Chief Legal Officer of mutual funds associated with Legg Mason (since 2003); formerly, Secretary of CFM (from 2001 to 2004)

THOMAS C. MANDIA Legg Mason 100 First Stamford Place Stamford, CT 06902
Birth year	1962
Position(s) held with Fund[1]	Assistant Secretary
Term of office[1] and length of time served[2]	Since 2000
Principal occupation(s) during past five years	Managing Director and Deputy General Counsel of Legg Mason (since 2005); Managing Director and Deputy General Counsel for CAM (from 1992 to 2005)

56 | Liquid Reserves Portfolio

DAVID CASTANO Legg Mason 55 Water Street New York, NY 10041
Birth year	1971
Position(s) held with Fund[1]	Controller
Term of office[1] and length of time served[2]	Since 2007
Principal occupation(s) during past five years

Vice President of Legg Mason (since 2008); Controller of certain mutual funds associated with Legg Mason (since 2007); formerly, Assistant Treasurer of Lord Abbett mutual funds (from 2004 to 2006); Supervisor at UBS Global Asset Management (from 2003 to 2004); Accounting Manager at CAM (prior to 2003)

MATTHEW PLASTINA Legg Mason 55 Water Street New York, NY 10041
Birth year	1970
Position(s) held with Fund[1]	Controller
Term of office[1] and length of time served[2]	Since 2007
Principal occupation(s) during past five years

Vice President of Legg Mason (since 2008); Assistant Vice President of Legg Mason or its predecessor (since 1999); Controller of certain mutual funds associated with Legg Mason (since 2007); formerly, Assistant Controller of certain mutual funds associated with Legg Mason and its predecessors (from 2002 to 2007)

[1]	Each Trustee and Officer serves until his or her successor has been duly elected and qualified or until his or her earlier death, resignation, retirement or removal.

[2]	Indicates the earliest year in which the Trustee or Officer became a Board Member or Officer, as applicable, for a fund in the Legg Mason Partners funds complex.

[3]	Mr. Gerken is an “interested person” of the Fund as defined in the 1940 Act, because Mr. Gerken is an officer of LMPFA and certain of its affiliates.

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ITEM 2.	CODE OF ETHICS.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

The Board of Trustees of the registrant has determined that Stephen R. Gross the Chairman of the Board’s Audit Committee and Jane F. Dasher, possess the technical attributes identified in Instruction 2(b) of Item 3 to Form N-CSR to qualify as “audit committee financial experts,” and have designated Mr. Gross and Ms. Dasher as the Audit Committee’s financial experts. Mr. Gross and Ms. Dasher are “independent” Trustees pursuant to paragraph (a) (2) of Item 3 to Form N-CSR.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

a) Audit Fees. The aggregate fees billed in the last two fiscal years ending August 31, 2008 and August 31, 2009 (the “Reporting Periods”) for professional services rendered by the Registrant’s principal accountant (the “Auditor”) for the audit of the Registrant’s annual financial statements, or services that are normally provided by the Auditor in connection with the statutory and regulatory filings or engagements for the Reporting Periods, were $118,300 in 2008 and $152,990 in 2009.

b) Audit-Related Fees. There were no fees billed in the Reporting Periods for assurance and related services by the Auditor that are reasonably related to the performance of the audit of the Registrant’s financial statements and are not reported under paragraph (a) of this Item 4.

In addition, there were no Audit-Related Fees billed in the Reporting Period for assurance and related services by the Auditor to the Registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the Master Portfolio Trust (“service affiliates”), that were reasonably related to the performance of the annual audit of the service affiliates. Accordingly, there were no such fees that required pre-approval by the Audit Committee for the Reporting Periods (prior to May 6, 2003 services provided by the Auditor were not required to be pre-approved).

(c) Tax Fees. The aggregate fees billed in the Reporting Periods for professional services rendered by the Auditor for tax compliance, tax advice and tax planning (“Tax Services”) were $13,600 in 2008 and $17,300 in 2009. These services consisted of (i) review or preparation of U.S. federal, state, local and excise tax returns; (ii) U.S. federal, state and local tax planning, advice and assistance regarding statutory, regulatory or administrative developments, and (iii) tax advice regarding tax qualification matters and/or treatment of various financial instruments held or proposed to be acquired or held.

There were no fees billed for tax services by the Auditors to service affiliates during the Reporting Periods that required pre-approval by the Audit Committee.

d) All Other Fees. There were no other fees billed in the Reporting Periods for products and services provided by the Auditor, other than the services reported in paragraphs (a) through (c) of this Item for the Master Portfolio Trust.

All Other Fees. There were no other non-audit services rendered by the Auditor to Legg Mason Fund Advisor, LLC (“LMPFA”), and any entity controlling, controlled by or under common control with LMPFA that provided ongoing services to Master Portfolio Trust requiring pre-approval by the Audit Committee in the Reporting Period.

(e) Audit Committee’s pre–approval policies and procedures described in paragraph (c) (7) of Rule 2-01 of Regulation S-X.

(1) The Charter for the Audit Committee (the “Committee”) of the Board of each registered investment company (the “Fund”) advised by LMPFA or one of their affiliates (each, an “Adviser”) requires that the Committee shall approve (a) all audit and permissible non-audit services to be provided to the Fund and (b) all permissible non-audit services to be provided by the Fund’s independent auditors to the Adviser and any Covered Service Providers if the engagement relates directly to the operations and financial reporting of the Fund. The Committee may implement policies and procedures by which such services are approved other than by the full Committee.

The Committee shall not approve non-audit services that the Committee believes may impair the independence of the auditors. As of the date of the approval of this Audit Committee Charter, permissible non-audit services include any professional services (including tax services), that are not prohibited services as described below, provided to the Fund by the independent auditors, other than those provided to the Fund in connection with an audit or a review of the financial statements of the Fund. Permissible non-audit services may not include: (i) bookkeeping or other services related to the accounting records or financial statements of the Fund; (ii) financial information systems design and implementation; (iii) appraisal or valuation services, fairness opinions or contribution-in-kind reports; (iv) actuarial services; (v) internal audit outsourcing services; (vi) management functions or human resources; (vii) broker or dealer, investment adviser or investment banking services; (viii) legal services and expert services unrelated to the audit; and (ix) any other service the Public Company Accounting Oversight Board determines, by regulation, is impermissible.

Pre-approval by the Committee of any permissible non-audit services is not required so long as: (i) the aggregate amount of all such permissible non-audit services provided to the Fund, the Adviser and any service providers controlling, controlled by or under common control with the Adviser that provide ongoing services to the Fund (“Covered Service Providers”) constitutes not more than 5% of the total amount of revenues paid to the independent auditors during the fiscal year in which the permissible non-audit services are provided to (a) the Fund, (b) the Adviser and (c) any entity controlling, controlled by or under common control with the Adviser that provides ongoing services to the Fund during the fiscal year in which the services are provided that would have to be approved by the Committee; (ii) the permissible non-audit services were not recognized by the Fund at the time of the engagement to be non-audit services; and (iii) such services are promptly brought to the attention of the Committee and approved by the Committee (or its delegate(s)) prior to the completion of the audit.

(2) For the Master Portfolio Trust, the percentage of fees that were approved by the audit committee, with respect to: Audit-Related Fees were 100% and 0% for 2008 and 2009; Tax Fees were 100% and 0% for 2008 and 2009; and Other Fees were 100% and 0% for 2008 and 2009.

(f) N/A

(g) Non-audit fees billed by the Auditor for services rendered to Master Portfolio Trust, LMPFA and any entity controlling, controlled by, or under common control with LMPFA that provides ongoing services to Master Portfolio Trust during the reporting period were $0 in 2009.

(h) Yes. Master Portfolio Trust’s Audit Committee has considered whether the provision of non-audit services that were rendered to Service Affiliates, which were not pre-approved (not requiring pre-approval), is compatible with maintaining the Accountant’s independence. All services provided by the Auditor to the Master Portfolio Trust or to Service Affiliates, which were required to be pre-approved, were pre-approved as required.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

	a)	The independent board members are acting as the registrant’s audit committee as specified in Section 3(a)(58)(B) of the Exchange Act. The Audit Committee consists of the following Board members:

Elliott J. Berv A. Benton Cocanougher Jane F. Dasher Mark T. Finn Rainer Greeven Stephen R. Gross Richard E. Hanson, Jr. Diana R. Harrington

Susan M. Heilbron Susan B. Kerley Alan G. Merten R. Richardson Pettit

	b)	Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Included herein under Item 1.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)

The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal half-year (the registrant’s second fiscal half-year in the case of an annual report) that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

(a)(1) Code of Ethics attached hereto. Exhibit 99.CODE ETH (a) (2) Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto. Exhibit 99.CERT
(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto. Exhibit 99.906CERT

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Master Portfolio Trust

By:	/s/ R. Jay Gerken (R. Jay Gerken) Chief Executive Officer of
Master Portfolio Trust

Date: November 4, 2009

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ R. Jay Gerken (R. Jay Gerken) Chief Executive Officer of
Master Portfolio Trust

Date: November 4, 2009

By:	/s/ Frances M. Guggino (Frances M. Guggino) Chief Financial Officer of Master Portfolio Trust

Date: November 4, 2009